Schedule of Investments(a)
Invesco Solar ETF (TAN)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-96.17%
Building Products-0.49%
Luoyang Glass Co. Ltd., H Shares (China)(b)(c)	18,989,553	$14,484,076
Construction & Engineering-0.84%
ReneSola Ltd., ADR (China)(c)(d)	1,674,249	13,645,129
Xinte Energy Co. Ltd., H Shares (China)(d)	5,112,952	11,133,014
		24,778,143
Electric Utilities-0.53%
Fastned B.V. (Netherlands)(c)	205,590	15,802,739
Electrical Equipment-9.31%
Array Technologies, Inc.(c)	2,919,457	47,587,149
Beam Global(c)(d)	437,911	12,782,622
Soltec Power Holdings S.A. (Spain)(c)(d)	2,204,408	19,361,021
Sunrun, Inc.(c)(d)	4,154,456	185,787,273
Sunworks, Inc.(c)(d)	1,189,403	10,300,230
		275,818,295
Independent Power and Renewable Electricity Producers-25.00%
Atlantica Sustainable Infrastructure PLC (Spain)(d)	2,243,658	81,556,968
Azure Power Global Ltd. (India)(c)(d)	970,174	20,189,321
Beijing Enterprises Clean Energy Group Ltd. (China)(c)	1,277,200,120	15,961,916
Clearway Energy, Inc., Class C	1,797,638	48,230,628
Doral Group Renewable Energy Resources Ltd. (Israel)(c)	3,874,292	17,526,147
Encavis AG (Germany)	3,663,449	67,832,020
Energix-Renewable Energies Ltd. (Israel)(d)	6,786,941	26,420,521
Enlight Renewable Energy Ltd. (Israel)(c)(d)	22,816,081	48,166,151
GCL New Energy Holdings Ltd. (China)(c)(d)	406,021,723	12,398,009
Grenergy Renovables S.A. (Spain)(c)(d)	516,757	18,947,586
Neoen S.A. (France)(c)(d)(e)	897,743	37,619,367
RENOVA, Inc. (Japan)(c)	1,055,966	34,518,734
Scatec ASA (Norway)(d)(e)	3,846,200	103,799,574
Solaria Energia y Medio Ambiente S.A. (Spain)(c)	2,971,658	55,945,976
Solarpack Corp. Tecnologica S.A. (Spain)(c)(d)	806,122	18,441,548
Sunnova Energy International, Inc.(c)(d)	2,237,204	65,326,357
West Holdings Corp. (Japan)(d)	749,856	24,137,215
Xinyi Energy Holdings Ltd. (China)(d)	90,363,652	43,775,988
		740,794,026
Mortgage REITs-2.45%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(d)	1,472,257	72,449,767
Semiconductors & Semiconductor Equipment-57.55%
Anji Technology Co. Ltd. (Taiwan)(b)	5,881,000	9,540,022
Canadian Solar, Inc. (Canada)(c)(d)	1,811,632	71,704,395
Daqo New Energy Corp., ADR (China)(c)(d)	1,629,011	121,165,838
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Enphase Energy, Inc.(c)	2,173,247	$310,882,983
First Solar, Inc.(c)(d)	2,448,248	186,336,155
Flat Glass Group Co. Ltd., H Shares (China)(d)	15,560,243	43,905,086
GCL-Poly Energy Holdings Ltd. (China)(c)(d)(f)	564,300,784	107,923,915
Gigasolar Materials Corp. (Taiwan)	2,405,000	13,134,496
JinkoSolar Holding Co. Ltd., ADR (China)(c)(d)	1,538,943	56,340,703
Maxeon Solar Technologies Ltd.(c)	758,997	11,855,533
Meyer Burger Technology AG (Switzerland)(c)(d)	87,992,352	48,803,713
Motech Industries, Inc. (Taiwan)(b)(c)	21,465,000	24,025,820
SMA Solar Technology AG (Germany)(c)	791,909	44,162,341
SolarEdge Technologies, Inc.(c)(d)	1,169,992	301,869,636
SunPower Corp.(c)(d)	2,982,143	69,752,325
TSEC Corp. (Taiwan)(b)(c)	22,868,000	27,203,691
United Renewable Energy Co. Ltd. (Taiwan)(c)	107,465,000	52,685,568
Xinyi Solar Holdings Ltd. (China)	114,839,819	203,890,061
		1,705,182,281
Total Common Stocks & Other Equity Interests (Cost $2,847,747,768)		2,849,309,327

Exchange-Traded Funds-3.75%
iShares MSCI South Korea ETF(d) (Cost $106,841,188)	1,206,234	111,009,715

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(g) (Cost $2,476,437)	2,476,437	2,476,437
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $2,957,065,393)		2,962,795,479
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.25%
Invesco Private Government Fund, 0.01%(b)(g)(h)	275,479,387	275,479,387
Invesco Private Prime Fund, 0.09%(b)(g)(h)	413,053,859	413,219,084
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $688,698,467)		688,698,471
TOTAL INVESTMENTS IN SECURITIES-123.25% (Cost $3,645,763,860)		3,651,493,950
OTHER ASSETS LESS LIABILITIES-(23.25)%		(688,810,556)
NET ASSETS-100.00%		$2,962,683,394

See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
ETF	-Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$106,804,392	$(104,327,955)	$-	$-	$2,476,437	$481
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	18,259,919	(18,259,919)	-	-	-	5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	140,619,171	1,012,931,247	(878,071,031)	-	-	275,479,387	25,942*
Invesco Private Prime Fund	46,873,617	1,471,168,302	(1,104,850,206)	5	27,366	413,219,084	196,889*
See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Other Affiliates:
Anji Technology Co. Ltd.	$-	$16,290,536	$(2,003,888)	$(4,497,784)	$(248,842)	$9,540,022	$-
Clearway Energy, Inc., Class C**	-	148,845,640	(88,364,167)	(2,069,110)	(10,181,735)	48,230,628	1,953,634
Flat Glass Group Co. Ltd., H Shares**	37,546,385	59,858,849	(74,878,747)	458,379	20,920,220	43,905,086	531,116
GCL-Poly Energy Holdings Ltd.**,***	33,099,907	107,042,534	(225,501,865)	71,020,791	122,262,548	107,923,915	-
JinkoSolar Holding Co. Ltd., ADR**,***	38,237,381	112,725,679	(99,932,140)	(5,738,157)	11,047,940	56,340,703	-
Luoyang Glass Co. Ltd., H Shares	-	21,391,746	(1,945,052)	(4,768,075)	(194,543)	14,484,076	-
Meyer Burger Technology AG**	-	67,806,048	(49,117,168)	21,116,492	8,998,341	48,803,713	-
Motech Industries, Inc.	-	34,488,461	(4,020,215)	(6,011,015)	(431,411)	24,025,820	-
TSEC Corp.	-	38,887,400	(4,377,239)	(6,941,350)	(365,120)	27,203,691	-
Total	$296,376,461	$3,216,500,753	$(2,655,649,592)	$62,570,176	$151,834,764	$1,071,632,562	$2,708,067

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of May 31, 2021, this security was not considered as an affiliate of the Fund.
***	As of August 31, 2020, this security was not considered as an affiliate of the Fund.

(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at May 31, 2021.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $141,418,941, which represented 4.77% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	21.76%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,741,385,412	$-	$107,923,915	$2,849,309,327
Exchange-Traded Funds	111,009,715	-	-	111,009,715
Money Market Funds	2,476,437	688,698,471	-	691,174,908
Total Investments	$2,854,871,564	$688,698,471	$107,923,915	$3,651,493,950